CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 04, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible Debt, principal amount	$ 543,479
Purchase price of convertible debt	500,000
Original Issue Discount, percentage	8.00%	8.00%	8.00%	8.00%
Debt Instrument, interest rate, percentage	12.00%
Debt instrument, maturity date				Apr. 04, 2015
Debt Instrument, Convertible, Conversion Price	$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	70.00%
Debt discount		452,702	452,702	452,702
Convertible note payable, discount		464,892	464,892	464,892		0
Original issue discount, amount		63,482	63,482	63,482
Fees paid to investors				20,000
Amortization of the debt discount on notes		51,292		452,702
Stock issued in connection with convertible debt				520,000
Stock issued in connection with convertible debt, value				46,584
Payment to placement agent				37,500
Amortization of deferred financing costs				$ 18,803